COMMITMENTS AND CONTINGENCIES - Summary of Operating Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 3,041	$ 1,630
Variable lease cost	1,281	597
Total lease costs	$ 4,322	$ 2,227